Derivative Financial Instruments - Summary of Interest Rate Swaps (Detail) - USD ($) $ in Thousands	Oct. 31, 2020	Sep. 03, 2020	Feb. 01, 2020	Sep. 03, 2019	Sep. 03, 2018	Sep. 03, 2017	Sep. 03, 2016
Interest rate swap, effective September 7, 2016
Derivative [Line Items]
Notional Amount	$ 250,000	$ 250,000		$ 320,000	$ 430,000	$ 525,000	$ 600,000
Fixed Rate	2.21%
Interest rate swap, effective September 7, 2016 | New Academy Holding Company, LLC
Derivative [Line Items]
Notional Amount		$ 250,000	$ 320,000	$ 320,000	$ 430,000	$ 525,000	$ 600,000
Fixed Rate			2.21%
Interest rate swap, effective November 1, 2016
Derivative [Line Items]
Notional Amount	$ 250,000
Fixed Rate	1.54%
Interest rate swap, effective November 1, 2016 | New Academy Holding Company, LLC
Derivative [Line Items]
Notional Amount			$ 250,000
Fixed Rate			1.54%
Interest rate swap, effective March 1, 2018
Derivative [Line Items]
Notional Amount	$ 400,000
Fixed Rate	2.54%
Interest rate swap, effective March 1, 2018 | New Academy Holding Company, LLC
Derivative [Line Items]
Notional Amount			$ 400,000
Fixed Rate			2.54%